OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED LIABILITIES

8. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	As of December 31,
	2010	2011
Value added tax and other taxes payable	1,817,609	1,501,662
Accrued rental and utilities	429,432	804,039
Derivative liability- foreign-exchange forward contracts	15,269	602,107
Accrued professional fees	315,758	394,705
Unearned government subsidies	638,011	151,423
Accrued employee annual leave	207,614	149,980
Accrued IPO bonuses and other employee incentives	399,970	—
Accrued lab partner service fees	—	100,134
Provision for loss contract accruals	—	218,951
Government incentives received by the Company to be paid to the Company’s certain entitled scientists	—	753,861
Payable to employees due to the exercise of options and vesting of RSUs	—	103,480
Others	653,550	832,542

	4,477,213	5,612,884

The Company prepares a detailed budget for each individual project with contract value higher than certain threshold including budget for labor costs, reagent and supplies costs and overhead costs and true up the budget at each reporting date to reflect the actual project status and change of estimates on completion. As of each reporting date, if the project is assessed to be a loss contract according to the budget analysis, the realized loss is recorded as a write-down of inventory balances, and the unrealized future losses are accrued in other payables and accrued liabilities. As of December 31, 2010 and 2011, the provision for loss contract accruals were nil and US$218,951, respectively.